Finance Income and Related Cost of Finance (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance income	¥ 573,458	¥ 618,811	¥ 596,525
Finance cost	¥ 309,850	¥ 321,491	¥ 341,282